Stock Based Compensation (Details 4) - Nonvested Shares [Member] - Aerkomm 2017 [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding, Beginning	171,411	168,250
Granted		78,000	412,000
Vested	(4,125)	(74,839)	(84,750)
Forfeited/Cancelled			(159,000)
Outstanding, Ending	167,286	171,411	168,250
Weighted Average Exercise Price Per Share
Options outstanding, beginning	$ 28.1794	$ 32.4079
Granted		19.7462	29.5771
Vested	27.5000	28.8962	27.8540
Forfeited/Cancelled			27.5000
Options outstanding, Ending	$ 28.1962	$ 28.1794	$ 32.4079